UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna—1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

March 31, 2014 (unaudited)

	Principal Amount (000s)	Value*

MORTGAGE-BACKED SECURITIES—98.9%
Adjustable Rate Mortgage Trust,
2.701%, 1/25/36, CMO, IO (i)	$436	$373,452
Banc of America Alternative Loan Trust,
6.376%, 4/25/37, CMO (i)	595	503,035
Banc of America Funding Corp., CMO,
2.70%, 12/20/34 (i)	754	625,188
6.053%, 3/20/36 (i)	277	262,265
7.00%, 10/25/37	984	596,540
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.414%, 9/10/47, CMO (g)	2,000	2,160,898
Banc of America Mortgage Trust, CMO (i),
2.705%, 6/20/31	664	687,786
2.746%, 11/25/34	592	591,128
2.885%, 6/25/35	391	382,310
BCAP LLC Trust, CMO (a)(c)(i),
0.355%, 7/26/36	87	53,254
4.996%, 3/26/36	150	146,462
BCRR Trust,
5.858%, 7/17/40, CMO (a)(c)(g)(i)	1,000	1,109,837
Bear Stearns Adjustable Rate Mortgage Trust, CMO (i),
2.641%, 5/25/34	298	289,207
2.654%, 10/25/35	1,767	1,746,730
Bear Stearns ALT-A Trust, CMO (i),
2.353%, 5/25/36	69	40,132
2.486%, 8/25/36	1,351	1,108,689
2.599%, 5/25/36	489	344,485
2.601%, 11/25/36	1,195	840,990
2.659%, 1/25/47	87	61,604
2.71%, 8/25/36	503	378,694
3.597%, 9/25/34	259	257,932
4.138%, 7/25/35	237	187,038
Bear Stearns Asset-Backed Securities Trust,
5.50%, 12/25/35, CMO	128	108,956
Bear Stearns Commercial Mortgage Securities Trust, CMO (i),
5.694%, 6/11/50	3,000	3,359,487
5.716%, 6/11/40 (g)	2,000	2,240,048
6.553%, 5/11/39 (a)(c)	1,000	1,028,613
CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a)(c)	1,026	683,010
Chase Mortgage Finance Trust,
6.00%, 3/25/37, CMO	506	458,750

	Principal Amount (000s)	Value*

Citigroup Commercial Mortgage Trust, CMO (i),
0.499%, 5/15/43, IO (a)(c)	$72,701	$283,752
5.694%, 12/10/49	2,500	2,788,982
Citigroup Mortgage Loan Trust, Inc., CMO (i),
2.643%, 11/25/36	422	355,717
2.659%, 9/25/35	447	393,229
2.706%, 8/25/35	339	303,810
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.322%, 12/11/49, CMO (g)	4,012	4,396,057
CitiMortgage Alternative Loan Trust,
5.50%, 4/25/22, CMO	96	98,790
COBALT CMBS Commercial Mortgage Trust,
5.223%, 8/15/48, CMO	1,909	2,050,756
Commercial Mortgage Trust, CMO (a)(c),
5.909%, 7/10/46 (i)	690	751,369
6.586%, 7/16/34	742	828,651
6.924%, 7/16/34 (i)	1,500	1,708,143
Countrywide Alternative Loan Trust, CMO,
0.334%, 6/25/47 (g)(i)	1,389	1,095,968
0.367%, 7/20/46 (i)	2,569	1,562,564
0.434%, 2/25/37 (i)	445	349,540
0.444%, 2/25/36 (i)	1,623	1,102,882
1.039%, 12/25/35 (g)(i)	3,450	2,682,545
6.00%, 11/25/35	270	148,578
6.00%, 5/25/37	1,056	845,918
Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
0.474%, 3/25/35 (i)	355	269,698
2.417%, 2/20/36 (i)	31	29,659
2.55%, 9/20/36 (i)	254	185,532
2.672%, 9/25/47 (i)	1,037	879,607
6.00%, 5/25/37	696	600,616
Credit Suisse First Boston Mortgage Securities Corp., CMO,
0.83%, 12/15/35, IO (a)(c)(i)	2,255	5,118
7.00%, 2/25/33	120	126,459
7.46%, 1/17/35 (i)	136	135,948
Credit Suisse Mortgage Capital Certificates, CMO,
5.467%, 9/15/39 (g)	4,644	5,039,033
5.467%, 9/16/39 (a)(c)(i)	1,000	1,080,986
5.896%, 4/25/36	369	315,038
6.50%, 5/25/36	277	194,421
FFCA Secured Lending Corp., 1.023%, 9/18/27, CMO, IO (a)(b)(c)(h)(i) (acquisition cost—$604,279; purchased 11/17/00)	2,602	91,697

Schedule of Investments

PCM Fund, Inc.

March 31, 2014 (unaudited)

	Principal Amount (000s)	Value*

First Horizon Alternative Mortgage Securities Trust,
2.238%, 8/25/35, CMO (i)	$253	$74,149
First Horizon Mortgage Pass-Through Trust,
2.592%, 4/25/35, CMO (i)	220	219,385
FREMF Mortgage Trust,
0.10%, 5/25/20, CMO, IO	14,953	64,897
GMAC Commercial Mortgage Securities, Inc., CMO (a)(c)(i),
6.33%, 5/15/30 (d)	1,500	232,590
8.317%, 9/15/35	1,500	1,503,404
Greenwich Capital Commercial Funding Corp.,
5.444%, 3/10/39, CMO (g)	2,000	2,193,886
GS Mortgage Securities Trust, CMO,
1.539%, 8/10/43, IO (a)(c)(i)	16,476	1,145,096
2.588%, 5/10/45, IO (i)	6,337	799,353
5.56%, 11/10/39 (g)	4,500	4,913,190
6.048%, 8/10/43 (a)(c)(i)	1,670	1,810,209
Harborview Mortgage Loan Trust, CMO (i),
0.346%, 1/19/38	84	71,361
0.406%, 1/19/36	1,204	831,110
5.075%, 6/19/36	588	422,070
IndyMac INDA Mortgage Loan Trust,
2.953%, 6/25/37, CMO (i)	797	746,681
IndyMac Index Mortgage Loan Trust, CMO (i),
0.954%, 11/25/34	203	178,255
2.891%, 5/25/36	309	212,336
JPMorgan Chase Commercial Mortgage Securities Corp., CMO (i),
0.458%, 2/15/46, IO (a)(c)	61,000	1,921,500
1.497%, 3/12/39, IO (a)(c)	765	15,187
5.698%, 2/12/49 (g)	1,400	1,553,753
5.794%, 2/12/51 (g)	1,195	1,336,816
5.96%, 2/15/51 (g)	618	621,255
6.45%, 5/12/34	4,966	5,180,384
JPMorgan Chase Commercial Mortgage Securities Trust,
5.648%, 3/18/51, CMO (a)(c)(g)(i)	4,100	4,445,322
JPMorgan Mortgage Trust,
2.736%, 7/25/35, CMO (i)	257	261,827
LB Commercial Mortgage Trust, CMO,
5.60%, 10/15/35 (a)(c)	520	547,253
5.868%, 7/15/44 (i)	950	1,062,767
LB-UBS Commercial Mortgage Trust,
5.347%, 11/15/38, CMO	1,278	1,402,383
Lehman Mortgage Trust, CMO,
6.00%, 5/25/37	890	860,677
6.258%, 4/25/36 (i)	401	379,605
Luminent Mortgage Trust,
0.324%, 12/25/36, CMO (i)	1,259	979,734
MASTR Asset Securitization Trust,
6.00%, 6/25/36, CMO (i)	1,116	1,047,505
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO,
5.485%, 3/12/51 (g)(i)	1,500	1,653,973
5.70%, 9/12/49	2,300	2,572,406

	Principal Amount (000s)	Value*

MLCC Mortgage Investors, Inc., CMO (i),
0.574%, 7/25/30	$492	$472,676
0.814%, 11/25/29	364	350,772
2.135%, 11/25/35	116	116,036
2.685%, 11/25/35	406	398,269
Morgan Stanley Capital I Trust, CMO,
0.237%, 11/12/49, IO (a)(c)(i)	63,448	494,958
5.447%, 2/12/44 (g)(i)	2,000	2,202,093
5.692%, 4/15/49 (i)	315	348,733
5.809%, 12/12/49	558	621,169
6.01%, 11/15/30 (a)(c)	3,265	3,472,408
Morgan Stanley Dean Witter Capital I, Inc.,
6.50%, 11/15/36, CMO (a)(c)	557	558,670
Morgan Stanley Mortgage Loan Trust, CMO,
3.111%, 1/25/35 (i)	463	27,043
6.00%, 8/25/37	603	552,645
Morgan Stanley Re-Remic Trust,
zero coupon, 7/17/56, CMO, PO (a)(c)	619	613,448
Ocwen Residential MBS Corp.,
7.00%, 10/25/40, CMO (a)(c)(e)(i)	355	706
RBSCF Trust, CMO (a)(c)(i),
5.223%, 8/16/48 (g)	1,000	1,065,946
5.331%, 2/16/44	1,000	1,068,971
5.336%, 5/16/47 (g)	1,000	1,079,781
6.068%, 2/17/51	2,744	2,757,237
Regal Trust IV, 2.284%, 9/29/31, CMO (a)(b)(c)(h)(i) (acquisition cost—$366,258; purchased 9/13/11—3/13/12)	421	395,522
Residential Accredit Loans, Inc., CMO,
0.334%, 6/25/46 (i)	218	98,050
3.728%, 1/25/36 (i)	666	509,275
6.00%, 8/25/35	516	460,893
6.50%, 9/25/37	514	403,801
Residential Asset Securitization Trust,
6.00%, 3/25/37, CMO	367	285,935
Residential Funding Mortgage Securities I,
6.00%, 6/25/36, CMO	644	608,770
Salomon Brothers Mortgage Securities VII, Inc.,
8.20%, 7/18/33 (i)	400	417,215
Structured Adjustable Rate Mortgage Loan Trust, CMO (i),
4.705%, 4/25/36	810	652,514
4.838%, 11/25/36	569	500,038
5.05%, 1/25/36	609	472,541
5.174%, 9/25/36	485	420,368
Structured Asset Mortgage Investments II Trust,
0.364%, 8/25/36, CMO (i)	1,345	1,017,196
Structured Asset Securities Corp.,
5.00%, 5/25/35, CMO	162	165,372
TBW Mortgage-Backed Trust,
6.00%, 7/25/36, CMO	259	170,602
TIAA Retail Commercial Trust,
5.77%, 6/19/33, CMO (a)(c)	1,500	1,564,110

Schedule of Investments

PCM Fund, Inc.

March 31, 2014 (unaudited)

	Principal Amount (000s)	Value*
Wachovia Bank Commercial Mortgage Trust, CMO,
0.874%, 10/15/41, IO (a)(c)(i)	$29,245	$73,141
5.188%, 2/15/41 (a)(c)(i)	2,500	2,502,843
5.509%, 4/15/47	1,000	1,088,340
5.953%, 2/15/51 (g)(i)	1,825	2,050,523
WaMu Commercial Mortgage Securities Trust,
5.66%, 3/23/45, CMO (a)(c)(i)	1,000	1,045,828
WaMu Mortgage Pass-Through Certificates,
2.324%, 12/25/36, CMO (g)(i)	756	674,481
Washington Mutual Mortgage Pass-Through Certificates,
6.50%, 8/25/36, CMO	2,694	1,802,343
Wells Fargo Alternative Loan Trust,
5.50%, 7/25/22, CMO	89	89,835
Wells Fargo Mortgage-Backed Securities Trust,
5.629%, 10/25/36, CMO (i)	656	641,370
WF-RBS Commercial Mortgage Trust,
1.113%, 2/15/44, CMO, IO (a)(c)(g)(i)	30,655	1,128,590

Total Mortgage-Backed Securities (cost—$108,275,657)		128,028,959

CORPORATE BONDS & NOTES—20.0%

Airlines—1.5%
Northwest Airlines, Inc.,
0.981%, 11/20/15 (MBIA) (i)	9	9,047
United Air Lines Pass-Through Trust,
6.636%, 1/2/24 (g)	692	764,911
9.75%, 7/15/18	601	691,121
10.40%, 5/1/18 (g)	463	526,144

		1,991,223

Banking—1.6%
Regions Financial Corp.,
7.75%, 11/10/14 (g)	2,000	2,084,470

Diversified Financial Services—7.3%
Cantor Fitzgerald L.P.,
7.875%, 10/15/19 (a)(c)(g)	1,000	1,062,200
Ford Motor Credit Co. LLC,
8.00%, 12/15/16 (g)	500	586,012
International Lease Finance Corp.,
7.125%, 9/1/18 (a)(c)	1,600	1,868,000
Jefferies LoanCore LLC,
6.875%, 6/1/20 (a)(c)	800	816,000
SLM Corp. (g),
8.00%, 3/25/20	1,000	1,155,000
8.45%, 6/15/18	1,100	1,299,375
Springleaf Finance Corp.,
6.50%, 9/15/17 (g)	455	492,537
6.90%, 12/15/17	1,200	1,323,000
Toll Road Investors Partnership II L.P., zero coupon, 2/15/45 (MBIA) (a)(b)(c)(h) (acquisition cost—$791,542; purchased 11/20/12—7/26/13)	4,471	883,321

		9,485,445

	Principal Amount (000s)	Value*

Electric Utilities—0.4%
Energy Future Intermediate Holding Co. LLC,
10.25%, 12/1/20 (a)(c)	$500	$529,375
Escrow Dynegy Holdings, Inc.,
7.125%, 5/15/18 (d)(e)	250	25

		529,400

Engineering & Construction—1.0%
Alion Science and Technology Corp.,
12.00%, 11/1/14, PIK (g)	1,247	1,241,220

Household Products/Wares—0.1%
Armored Autogroup, Inc.,
9.25%, 11/1/18	100	105,375

Insurance—3.2%
American International Group, Inc. (g),
5.45%, 5/18/17	500	558,464
8.175%, 5/15/68 (converts to FRN on 5/15/38)	2,700	3,560,625

		4,119,089

Metal Fabricate/Hardware—0.3%
Wise Metals Group LLC,
8.75%, 12/15/18 (a)(c)	400	431,000

Oil & Gas—0.2%
Global Geophysical Services, Inc.,
10.50%, 5/1/17	285	180,975

Pipelines—0.4%
NGPL PipeCo LLC,
7.768%, 12/15/37 (a)(c)	100	93,750
Rockies Express Pipeline LLC,
6.875%, 4/15/40 (a)(c)	400	365,000

		458,750

Real Estate Investment Trust—1.8%
SL Green Realty Corp.,
7.75%, 3/15/20 (g)	2,000	2,381,918

Retail—2.2%
CVS Pass-Through Trust (g),
5.88%, 1/10/28	1,535	1,709,795

Schedule of Investments

PCM Fund, Inc.

March 31, 2014 (unaudited)

	Principal Amount (000s)	Value*
7.507%, 1/10/32 (a)(c)	$912	$1,126,158

		2,835,953

Transportation—0.0%
Western Express, Inc.,
12.50%, 4/15/15 (a)(c)	40	28,600

Total Corporate Bonds & Notes (cost—$23,256,665)		25,873,418

ASSET-BACKED SECURITIES—11.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
5.779%, 2/25/33 (i)	15	327
Asset-Backed Securities Corp. Home Equity Loan Trust,
3.408%, 6/21/29 (i)	156	126,588
Associates Manufactured Housing Pass-Through Certificates,
7.15%, 3/15/28 (i)	438	517,994
Bayview Financial Acquisition Trust,
0.433%, 12/28/36 (i)	353	337,522
Bear Stearns Asset-Backed Securities Trust (i),
0.534%, 6/25/36	57	56,071
2.93%, 7/25/36	651	625,122
Bombardier Capital Mortgage Securitization Corp. Trust,
7.83%, 6/15/30 (i)	1,238	760,451
Conseco Finance Securitizations Corp.,
7.96%, 5/1/31	438	355,580
9.163%, 3/1/33 (i)	970	899,587
Denver Arena Trust,
6.94%, 11/15/19 (a)(b)(c)(h) (acquisition cost—$215,715; purchased 1/4/05—7/21/11)	212	218,529
EMC Mortgage Loan Trust,
0.804%, 2/25/41 (a)(c)(i)	637	586,654
GE Capital Mortgage Services, Inc. Trust,
6.705%, 4/25/29 (i)	219	216,993
GSAA Trust,
0.426%, 6/25/35 (i)	156	147,226
IndyMac Residential Asset-Backed Trust,
0.394%, 4/25/47 (i)	6,250	3,631,650
Keystone Owner Trust,
9.00%, 1/25/29 (a)(b)(c)(e)(h) (acquisition cost—$49,551; purchased 2/25/00)	56	52,951
Legg Mason MTG Capital Corp.,
7.11%, 3/10/21 (a)(b)(e)(h) (acquisition cost—$2,226,103; purchased 1/29/13)	2,325	2,322,523
Legg Mason PT,
6.55%, 3/10/20 (a)(c)(e)	463	459,907
Lehman XS Trust,
5.42%, 11/25/35	514	517,502
Merrill Lynch First Franklin Mortgage Loan Trust,
0.394%, 5/25/37 (i)	2,249	1,362,855
Merrill Lynch Mortgage Investors Trust,
0.654%, 6/25/36 (i)	617	565,627

	Principal Amount (000s)	Value*
Oakwood Mortgage Investors, Inc.,
6.89%, 11/15/32 (i)	$683	$249,197
Residential Asset Mortgage Products, Inc.,
0.524%, 9/25/32 (i)	68	61,706
Southern Pacific Secured Asset Corp.,
0.494%, 7/25/29 (i)	50	44,936
Structured Asset Investment Loan Trust,
4.654%, 10/25/33 (i)	68	27,488
UCFC Manufactured Housing Contract,
7.90%, 1/15/28 (i)	846	841,991
UPS Capital Business Credit,
3.456%, 4/15/26 (b)(e)(i)	1,856	60,044

Total Asset-Backed Securities (cost—$14,116,735)		15,047,021

U.S. GOVERNMENT AGENCY SECURITIES (i)—2.1%

Freddie Mac, CMO, IO,
0.624%, 10/25/20	9,113	365,553
0.663%, 1/25/21	3,074	100,018
3.615%, 6/25/41	10,500	2,227,885

Total U.S. Government Agency Securities (cost—$2,411,050)		2,693,456

MUNICIPAL BONDS—1.1%

Arkansas—0.5%
Little Rock Municipal Property Owners Multipurpose Improvement Dist. No 10, Special Tax, Capital Improvement Projects, 7.20%, 3/1/32, Ser. B	685	645,825

Virginia—0.1%
Lexington Industrial Dev. Auth. Rev., Kendall at Lexington, 8.00%, 1/1/15, Ser. C	130	129,971

West Virginia—0.5%
Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	880	700,190

Total Municipal Bonds (cost—$1,636,442)		1,475,986

U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Notes, 0.25%, 3/31/15 (cost—$400,399)	400	400,469

	Shares

COMMON STOCK—0.1%

Oil, Gas & Consumable Fuels—0.1%
SemGroup Corp., Class A (cost—$33,638)	1,294	84,974

Schedule of Investments

PCM Fund, Inc.

March 31, 2014 (unaudited)

	Units	Value*

WARRANTS—0.0%

Engineering & Construction—0.0%
Alion Science and Technology Corp., strike price $0.01, expires 3/15/17 (a)(c)(k)	1,100	$11

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp., strike price $25.00, expires 11/30/14 (k)	1,362	57,279

Total Warrants (cost-$6,139)		57,290

	Principal Amount (000s)

SHORT-TERM INVESTMENTS—5.0%

U.S. Treasury Obligations (f)(j)—3.4%
U.S. Treasury Bills, 0.054%—0.069%, 4/3/14-8/21/14 (cost—$4,441,367)	$4,442	4,441,497

	Principal Amount (000s)	Value*

U.S. Government Agency Securities (j)—1.2%

Freddie Mac Discount Notes,
0.117%, 6/5/14	$100	$99,996
0.122%, 7/11/14	1,400	1,399,883

Total U.S. Government Agency Securities (cost—$1,499,508)		1,499,879

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 3/31/14, 0.00%, due 4/1/14, proceeds $554,000; collateralized by Fannie Mae, 2.26%, due 10/17/22, valued at $566,408 including accrued interest (cost—$554,000)	554	554,000

Total Short-Term Investments (cost—$6,494,875)		6,495,376

Total Investments (cost—$156,631,600) (l)—139.1%		180,156,949

Liabilities in excess of other assets—(39.1)%		(50,637,343)

Net Assets—100.0%		$129,519,606

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $48,057,591, representing 37.1% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $2,896,156, representing 2.2% of net assets.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(g)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(h)	Restricted. The aggregate acquisition cost of such securities is $4,253,448. The aggregate value is $3,964,543, representing 3.1% of net assets.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2014.
(j)	Rates reflect the effective yields at purchase date.
(k)	Non-income producing.
(l)	At March 31, 2014, the cost basis of portfolio securities of $156,631,600 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $28,184,372; gross unrealized depreciation was $4,659,023; and net unrealized appreciation was $23,525,349.

PIK—Payment-in-Kind

PO—Principal Only

(m)	Credit default swap agreements outstanding at March 31, 2014:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)		Termination Date	Payments Received	Value(4)	Upfront Premiums Received	Unrealized Appreciation
Deutsche Bank:
SLM Corp.	$3,000	2.31%		3/20/19	5.35%	$422,117	$—	$422,117
Royal Bank of Scotland:
Markit ABX.HE AA 06-1	6,752		†	7/25/45	0.32%	(1,517,202)	(3,967,217)	2,450,015
Markit ABX.HE AAA 07-1	2,438		†	8/25/37	0.09%	(584,919)	(1,206,834)	621,915

						$(1,680,004)	$(5,174,051)	$3,494,047

†	Credit Spread not quoted for asset-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2014 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	At March 31, 2014, the Fund held $310,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(o)	Open reverse repurchase agreements at March 31, 2014:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.60%	2/26/14	8/26/14	$1,030,584	$1,030,000
	0.625	2/26/14	8/26/14	541,319	541,000
	0.65	1/21/14	4/21/14	1,177,486	1,176,000
	0.71	2/26/14	8/26/14	4,917,295	4,914,000
	0.985	1/30/14	4/30/14	1,494,490	1,492,000
	0.986	2/7/14	5/7/14	2,036,953	2,034,000
	0.99	3/3/14	6/2/14	562,448	562,000
	1.04	1/6/14	4/7/14	1,966,818	1,962,000
Citigroup	0.907	3/6/14	4/9/14	5,033,295	5,030,000
Deutsche Bank	0.59	2/5/14	5/5/14	1,034,932	1,034,000
	0.59	2/14/14	5/15/14	1,238,933	1,238,000
Morgan Stanley	1.10	1/15/14	4/15/14	1,991,614	1,987,000
	1.15	1/15/14	4/15/14	5,646,676	5,633,000
Royal Bank of Canada	0.45	1/6/14	4/4/14	561,596	561,000
	0.45	3/3/14	6/3/14	1,019,369	1,019,000
	0.46	2/28/14	4/2/14	659,269	659,000
	0.48	2/13/14	5/13/14	3,714,326	3,712,000
	1.23	3/24/14	6/24/14	2,089,571	2,089,000
Royal Bank of Scotland	0.986	2/7/14	5/7/14	1,443,092	1,441,000
	0.99	1/13/14	4/7/14	5,617,023	5,605,000
	1.084	2/20/14	5/20/14	2,987,594	2,984,000
	1.084	2/21/14	5/21/14	1,981,324	1,979,000

					$48,682,000

(p)	The weighted average daily balance of reverse repurchase agreements during the three months ended March 31, 2014 was $52,523,900, at a weighted average interest rate of 0.88%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2014 was $54,190,093.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations—Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/14
Investments in Securities—Assets
Mortgage-Backed Securities	$—	$127,414,805	$614,154	$128,028,959
Corporate Bonds & Notes:
Airlines	—	9,047	1,982,176	1,991,223
Electric Utilities	—	529,375	25	529,400
All Other	—	23,352,795	—	23,352,795
Asset-Backed Securities	—	12,151,596	2,895,425	15,047,021
U.S. Government Agency Securities	—	2,693,456	—	2,693,456
Municipal Bonds	—	1,475,986	—	1,475,986
U.S. Treasury Obligations	—	400,469	—	400,469
Common Stock	84,974	—	—	84,974
Warrants:
Engineering & Construction	—	11	—	11
Oil, Gas & Consumable Fuels	57,279	—	—	57,279
Short-Term Investments	—	6,495,376	—	6,495,376

	142,253	174,522,916	5,491,780	180,156,949

Other Financial Instruments*—Assets
Credit Contracts	—	3,494,047	—	3,494,047

Totals	$142,253	$178,016,963	$5,491,780	$183,650,996

At March 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2014, was as follows:

	Beginning Balance 12/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 3/31/14
Investments in Securities—Assets
Mortgage-Backed Securities	$849,483	$17,309	$(221,695)	$2,514	$(1,787	)†	$33,227	$—	$(64,897)	$614,154
Corporate Bonds & Notes:
Airlines	2,041,871	—	(81,879)	—	—		22,184	—	—	1,982,176
Electric Utilities	1,390	—	—	—	—		(1,365)	—	—	25
Asset-Backed Securities	2,908,309	—	(41,121)	3,831	1,273		23,133	—	—	2,895,425

Totals	$5,801,053	$17,309	$(344,695)	$6,345	$(514)		$77,179	$—	$(64,897)	$5,491,780

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2014:

	Ending Balance at 3/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Mortgage-Backed Securities	$613,448	Third-Party Pricing Vendor	Single Broker Quote	$99.10
	706	Benchmark Pricing	Security Price Reset	$0.20
Corporate Bonds & Notes	1,982,176	Third-Party Pricing Vendor	Single Broker Quote	$110.54-$115.00
	25	Benchmark Pricing	Security Price Reset	$0.01
Asset-Backed Securities	2,895,425	Benchmark Pricing	Security Price Reset	$3.24-$99.89

†	Paydown shortfall.

*	Other financial instruments are derivatives, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor was available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at March 31, 2014 was $61,013.

Glossary:

ABX.HE—Asset-Backed Securities Index Home Equity

CMBS—Commercial Mortgage-Backed Security

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note

IO—Interest Only

MBIA—insured by MBIA Insurance Corp.

MBS—Mortgage-Backed Securities

OTC—Over-the-Counter

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: May 19, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: May 19, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2014